Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Parenthetical) (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Hedge ineffectiveness	S/ 0	S/ 0
Losses recognised for valuation of derivative financial instruments held fro trading	(262,093)	24,800	S/ 165,883
Senior Notes Due 2020 [Member]
Disclosure of financial assets [line items]
Losses recognised for valuation of derivative financial instruments held fro trading	S/ 4,523,000	S/ 60,275,000	S/ 39,207,000